LOANS HELD FOR INVESTMENT AT FAIR VALUE (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LOANS HELD FOR INVESTMENT AT FAIR VALUE [Abstract]
LOANS HELD FOR INVESTMENT AT FAIR VALUE
3.	LOANS HELD FOR INVESTMENT AT FAIR VALUE
As of September 30, 2021 and December 31, 2020, the Company’s portfolio included three and four loans held at fair value, respectively. The aggregate originated commitment under these loans was approximately $75.9 million and $59.9 million, respectively, and outstanding principal was approximately $77.0 million and $50.8 million, respectively, as of September 30, 2021 and December 31, 2020. For the nine months ended September 30, 2021, the Company funded approximately $37.7 million of outstanding principal and had repayments of approximately $13.1 million. As of September 30, 2021 and December 31, 2020, 0.0% and approximately 6.0%, respectively, of the Company’s loans held at fair value have floating interest rates. As of December 31, 2020, these floating rates were subject to LIBOR floors, with a weighted average floor of 2.5%, calculated based on loans with LIBOR floors. References to LIBOR or “L” are to 30-day LIBOR (unless otherwise specifically stated).
The following tables summarize the Company’s loans held at fair value as of September 30, 2021 and December 31, 2020:
	As of September 30, 2021
	Fair Value(2)	Carrying Value(1)	Outstanding Principal(1)	Weighted Average Remaining Life (Years)(3)
Senior Term Loans	$ 76,293,824	$ 73,934,116	$ 76,995,548	2.5
Total loans held at fair value	$ 76,293,824	$ 73,934,116	$ 76,995,548	2.5
	As of December 31, 2020
	Fair Value(2)	Carrying Value(1)	Outstanding Principal(1)	Weighted Average Remaining Life (Years)(3)
Senior Term Loans	$ 48,558,051	$ 46,994,711	$ 50,831,235	3.3
Total loans held at fair value	$ 48,558,051	$ 46,994,711	$ 50,831,235	3.3
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
(2)	Refer to Note 14 to our unaudited consolidated financial statements.
(3)	Weighted average remaining life is calculated based on the fair value of the loans as of September 30, 2021 and December 31, 2020.
The following table presents changes in loans held at fair value as of and for the nine months ended September 30, 2021:
	Principal	Original Issue Discount	Unrealized Gains/ (Losses)	Fair Value
Total loans held at fair value at December 31, 2020	$ 50,831,235	$(3,836,524)	$1,563,340	$ 48,558,051
Change in unrealized gains / (losses) on loans at fair value, net	—	—	796,368	796,368
New fundings	37,701,104	(1,130,623)	—	36,570,481
Loan repayments	(12,000,000)	—	—	(12,000,000)
Loan amortization payments	(1,093,659)	—	—	(1,093,659)
Accretion of original issue discount	—	1,905,715	—	1,905,715
PIK interest	1,556,868	—	—	1,556,868
Total loans held at fair value at September 30, 2021	$ 76,995,548	$ (3,061,432)	$ 2,359,708	$ 76,293,824
A more detailed listing of the Company’s loans held at fair value portfolio based on information available as of September 30, 2021 is as follows:
	Collateral Location	Collateral Type(8)	Fair Value(2)	Carrying Value(1)	Outstanding Principal(1)	Interest Rate	Maturity Date(3)	Payment Terms(4)
Private Co. A	AZ, MI, MD, MA	C , D	$62,853,367	$60,857,429	$63,391,847	16.4%(5)	5/8/2024	P/I
Private Co. B	MI	C	10,535,737	10,171,757	10,663,701	17.0%(6)	9/1/2023	P/I
Public Co. A	NV	C	2,904,720	2,904,930	2,940,000	14.0%(7)	1/26/2023	I/O
Total loans held at fair value			$ 76,293,824	$ 73,934,116	$ 76,995,548
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount (“OID”) and loan origination costs.
(2)	Refer to Note 14 to our unaudited consolidated financial statements.
(3)
Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.

(4)	I/O = interest-only, P/I = principal and interest. P/I loans may include interest-only periods for a portion of the loan term.
(5)	Base interest rate of 13% and payment-in-kind (“PIK”) interest rate of 3.4%.
(6)	Base interest rate of 13% and PIK interest rate of 4%.
(7)	Base interest rate of 12% and PIK interest rate of 2%.
(8)	C = Cultivation Facilities, D = Dispensaries.

3.	LOANS HELD FOR INVESTMENT AT FAIR VALUE
As of December 31, 2020, the Company’s portfolio included four loans held at fair value. The aggregate originated commitment under these loans was approximately $59.9 million and outstanding principal was approximately $50.8 million as of December 31, 2020. During the period from July 31, 2020 to December 31, 2020, the Company funded approximately $16.4 million of outstanding principal and was repaid approximately $12 million of principal. As of December 31, 2020, approximately 6.0% of the Company’s loans held at fair value have floating interest rates. These floating rates are subject to London Interbank Offered Rate (“LIBOR”) floors, with a weighted average floor of 2.5%, calculated based on loans with LIBOR floors. References to LIBOR or “L” are to 30-day LIBOR (unless otherwise specifically stated).
The following tables summarize the Company’s loans held at fair value as of December 31, 2020:
	Fair Value(2)	Carrying Value(1)	Outstanding Principal(1)	Weighted Average Remaining Life (Years)(3)
Senior Term Loans	$ 48,558,051	$ 46,994,711	$ 50,831,235	3.3
Total loans held at fair value	$ 48,558,051	$ 46,994,711	$ 50,831,235	3.3
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
(2)	Refer to Footnote 14
(3)	Weighted average remaining life is calculated based on the fair value of the loans as of December 31, 2020
The following table presents changes in loans held at fair value as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:
	Principal	Original Issue Discount	Fair Value
Loans acquired at July 31, 2020	$ 46,080,605	$ (2,974,054)	$ 43,106,551
Realized gains / (losses) on loans at fair value, net	345,000	—	345,000
Change in unrealized gains / (losses) on loans at fair value, net	—	—	1,563,340
New fundings	16,360,000	(1,595,199)	14,764,801
Repayments	(5,000,000)	—	(5,000,000)
Sale of loans	(7,345,000)	—	(7,345,000)
Accretion of original issue discount	—	732,729	732,729
PIK Interest	390,630	—	390,630
Total loans held at fair value at December 31, 2020	$ 50,831,235	$ (3,836,524)	$ 48,558,051
A more detailed listing of the Company’s loans held at fair value portfolio based on information available as of December 31, 2020 is as follows:
	Location	Fair Value(2)	Carrying Value(1)	Outstanding Principal(1)	Interest Rate	Maturity Date(3)	Payment Terms(4)
Private Co. A	Multi State	$31,510,387	$30,913,524	$33,344,325	17.0%(5)	5/8/2024	P/I
Private Co. B	MI	2,461,036	2,238,402	2,522,846	17.0%(6)	9/1/2023	P/I
Public Co. A	NV	2,870,910	2,909,656	2,940,000	10.5%(7)	6/27/2021	I/O
Sub. Of Public Co. C	FL	11,715,718	10,933,129	12,024,064	18.0%(8)	2/18/2025	P/I
Total loans held at fair value		$ 48,558,051	$ 46,994,711	$ 50,831,235
(1)	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
(2)	Refer to Footnote 14
(3)
Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.

(4)	I/O = interest only, P/I = principal and interest. P/I loans may include interest only periods for a portion of the loan term.
(5)	Base interest rate of 13% and PIK interest rate of 4%
(6)	Base interest rate of 13% and PIK interest rate of 4%
(7)	Base interest rate of 8% plus LIBOR (LIBOR floor of 2.5%)
(8)
Loan to Subsidiary of Public Company C is a $15 million aggregate loan commitment with an initial funding of $3 million at a base interest rate of 13.5% and PIK interest rate of 3% and subsequent advances of $9 million at a base interest rate of 19%. The weighted average interest rate is 18.0% at December 31, 2020